                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           42

Form 13F Information Table Value Total       147,710
                                          (thousands)

List of Other Included Managers: None

             COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
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                                     TITLE OF               VALUE   SHRS OR                  INVESTMENT   OTHER    VOTING AUTHORITY
          NAME OF ISSUER               CLASS     CUSIP     [x$1000] PRN AMT SH/PRN PUT/CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT HLDG LTD PRT    COMMON   01855A101       552   17,800   SH                SOLE               --   17,800  --
ALLTEL CORP                           COMMON   020039103    12,843  251,824   SH                SOLE               --  251,824  --
AVERY DENNISON CORP                   COMMON   053611109       501    8,200   SH                SOLE               --    8,200  --
BB & T CORP                           COMMON   054937107       599   16,200   SH                SOLE               --   16,200  --
BROADWING INC                         COMMON   111620100        73   20,600   SH                SOLE               --   20,600  --
CHEVRON CORPORATION                   COMMON   166764100     4,138   62,239   SH                SOLE               --   62,239  --
CHUBB CORP                            COMMON   171232101       392    7,510   SH                SOLE               --    7,510  --
CINCINNATI FINANCIAL CORP             COMMON   172062101    27,157  723,234   SH            SHARED-OTHER           --  723,234  --
CINERGY CORP                          COMMON   172474108     1,349   40,000   SH                SOLE               --   40,000  --
COCA COLA COMPANY                     COMMON   191216100     1,382   31,518   SH                SOLE               --   31,518  --
CONVERGYS CORP                        COMMON   212485106       273   18,000   SH                SOLE               --   18,000  --
DEL MONTE FOODS CO                    COMMON   24522P103        93   12,058   SH                SOLE               --   12,058  --
DUKE ENERGY CORP                      COMMON   264399106       470   24,030   SH                SOLE               --   24,030  --
EXXON MOBIL CORPORATION               COMMON   30231G102    22,547  645,306   SH                SOLE               --  645,306  --
FIFTH THIRD BANCORP                   COMMON   316773100     6,920  118,185   SH            SHARED-OTHER           --  118,185  --
FIRST MERIT CORPORATION               COMMON   337915102       448   20,700   SH                SOLE               --   20,700  --
FORTUNE BRANDS INC                    COMMON   349631101     1,628   35,000   SH                SOLE               --   35,000  --
GENERAL ELECTRIC CO                   COMMON   369604103       772   31,703   SH            SHARED-OTHER           --   31,703  --
GENUINE PARTS CO                      COMMON   372460105       311   10,100   SH                SOLE               --   10,100  --
GUIDANT CORPORATION                   COMMON   401698105       296    9,600   SH                SOLE               --    9,600  --
H J HEINZ COMPANY                     COMMON   423074103       887   27,000   SH                SOLE               --   27,000  --
HILLENBRAND INDUSTRIES                COMMON   431573104       551   11,400   SH                SOLE               --   11,400  --
INTEL CORP                            COMMON   458140100       355   22,771   SH                SOLE               --   22,771  --
JOHNSON & JOHNSON                     COMMON   478160104       945   17,600   SH                SOLE               --   17,600  --
LINCOLN NATIONAL CORP                 COMMON   534187109       442   14,000   SH                SOLE               --   14,000  --
MEDTRONIC INC                         COMMON   585055106       907   19,900   SH                SOLE               --   19,900  --
MERCK & COMPANY                       COMMON   589331107    14,600  257,900   SH                SOLE               --  257,900  --
MICROSOFT CORP                        COMMON   594918104       873   16,885   SH                SOLE               --   16,885  --
MOLEX INC CLASS A                     COMMON   608554200     3,318  166,800   SH                SOLE               --  166,800  --
NATIONAL CITY CORPORATION             COMMON   635405103     2,594   94,940   SH                SOLE               --   94,940  --
NORTHERN TRUST                        COMMON   665859104     1,402   40,000   SH                SOLE               --   40,000  --
PNC FINANCIAL SERVICES GROUP          COMMON   693475105     1,948   46,500   SH                SOLE               --   46,500  --
PFIZER INC                            COMMON   717081103       868   28,400   SH                SOLE               --   28,400  --
PIEDMONT NATURAL GAS                  COMMON   720186105       544   15,402   SH                SOLE               --   15,402  --
PROCTER & GAMBLE CORPORATION          COMMON   742718109     8,774  102,100   SH                SOLE               --  102,100  --
SBC COMMUNICATIONS INC                COMMON   78387G103       261    9,626   SH                SOLE               --    9,626  --
SKY FINANCIAL GROUP INC               COMMON   83080P103       426   21,400   SH                SOLE               --   21,400  --
SYSCO CORP                            COMMON   871829107       536   18,000   SH                SOLE               --   18,000  --
U S BANCORP                           COMMON   902973304     6,391  301,200   SH                SOLE               --  301,200  --
UNITED PARCEL SERVICE - CL B          COMMON   911312106       962   15,250   SH                SOLE               --   15,250  --
WELLS FARGO & CO                      COMMON   949746101     1,055   22,500   SH                SOLE               --   22,500  --
WYETH                                 COMMON   983024100    16,327  436,550   SH                SOLE               --  436,550  --
                                                           147,710